Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 15, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares		$ 481		$ 833
Recognition period for unrecognized cost for non-vested shares		2 years 18 days
2011 Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)		45,534
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)		652,700	152,000
Forfeited (in shares)			(8,000)
Outstanding at end of year (in shares)		652,700	144,000
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)		$ 1.67	$ 3.70
Forfeited (in dollars per share)			3.70
Outstanding at end of year (in dollars per share)		$ 1.67	$ 3.70
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	772,800
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	274,800
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	448,000
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)	50,000
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense		$ 467	$ 79
Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense		$ 13	$ 0